Equity-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Cost of revenue	$ 72
Sales and marketing	23
Product development	37
General and administrative	100,855	7,785
Total equity-based compensation	$ 100,987	$ 7,785